MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 588,147	$ 538,543	$ 499,515
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	245,361	222,597	223,341
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	137,559	130,910	110,290
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	97,838	85,740	70,739
ILS [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	44,489	42,545	39,645
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	28,679	25,606	23,949
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 34,221	$ 31,145	$ 31,551